Shareholders' Equity (Deficiency) (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of the status of the Company’s option plans as of December 31, 2014 and 2013 and changes during the years then ended are presented below:

	December 31,
	2014		2013 *)
		Weighted		Weighted
		average	Number of	average
	Number of	exercise	Share	exercise
	share options	price	options	price
Options outstanding at beginning of year	1,499,553	$1.17	279,936	$3.28

Granted **)	355,749	$5.35	1,219,617	$0.64

Exercised	(241,299)	$3.57	–	–

Outstanding at end of year	1,614,003	$1.70	1,499,553	$1.13

Options exercisable at year end	1,227,387	$1.40	1,331,154	$1.02

*) Retroactively adjusted to reflect the 729:1 share split, which occurred upon the consummation of the Reorganization.

**) Excluding grant of 330 thousand options subject to approval of the general shareholders’ meeting.